Income Taxes - Narratives (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Corporate tax rate					25.00%	25.00%	25.00%
Preferential Tax Rate					15.00%	15.00%	15.00%	15.00%
HNTE Certificate Effective Period					3 years
Withholding Income Tax Rate on Dividends Distributed					10.00%
Maximum Withholding Income Tax Rate If The Immediate Holding Company In Hong Kong Owns Directly At Least 25% Of The Shares					5.00%
Percentage Of Shares Of The Fie For Withholding Income Tax Rate Of 5%					25.00%
Franchise tax rate (as a percent)					8.84%	8.84%	8.84%
Franchise Tax					$ 0.8	$ 0.8	$ 0.8
Tax losses carry forwards					$ 376,193,000
HONG KONG
Income Tax Disclosure [Line Items]
Corporate tax rate					16.50%
PRC
Income Tax Disclosure [Line Items]
Corporate tax rate					25.00%
UNITED STATES
Income Tax Disclosure [Line Items]
Corporate tax rate	35.00%				21.00%
Forecast
Income Tax Disclosure [Line Items]
Preferential Tax Rate		15.00%	15.00%	15.00%